Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) yr
Statement [Line Items]
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 1	1.45%
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 2	1.14%
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 3	$ 0.85
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 4	0.69
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 5	0.85
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 6	$ 0.69
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 7 | yr	5.0
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 8 | yr	3.17
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 9	70.45%
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 10	75.64%
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 11	$ 0
Share Capital Disclosure Of Detailed Information About Options, Valuation Assumptions 12	$ 0